Finance Income and Related Costs of Finance Subsidiaries (Detail) (Finance subsidiaries, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Finance subsidiaries
Finance Income and Related Cost of Finance Subsidiaries [Line Items]
Finance income	¥ 708,588	¥ 560,256	¥ 526,576
Finance costs	¥ 440,148	¥ 336,203	¥ 293,216